Stock Compensation (Tables)	12 Months Ended
Jun. 27, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Weighted Average Assumptions

 The Black-Scholes option pricing model was used with the following weighted average assumptions:

	For the fiscal year ended June 27, 2015	For the fiscal year ended June 28, 2014	For the fiscal year ended June 29, 2013
Risk-free interest rate	2.11%	2.76%	1.74%
Dividend yield	4.13%	4.88%	2.83%
Expected volatility factor	37.00%	38.00%	29.70%
Expected option term (in years)	10	10	10

Summary of Company's Stock Option Activity

A summary of the Company’s stock option activity for fiscal 2015, fiscal 2014, and fiscal 2013 is as follows:

	Number of Options	Weighted Average Exercise Price(1)
Options outstanding as of June 30, 2012	5,693,051	$6.72
Options granted	271,600	$12.43
Options exercised	(1,213)	$7.67
Options forfeited	(145,291)	$7.40

Options outstanding as of June 29, 2013	5,818,147	$6.97

Options granted	172,239	$14.04
Options exercised	(8,439)	$7.07
Options forfeited	(169,704)	$8.12

Options outstanding as of June 28, 2014	5,812,243	$7.15

Options granted	353,794	$16.76
Options exercised	(4,850)	$7.67
Options forfeited	(100,777)	$10.43

Options outstanding as of June 27, 2015	6,060,410	$7.67

(1)	Weighted average exercise price has been adjusted retroactively to reflect the reduction in the exercise price for dividends paid subsequent to grant date.